Deferred income tax asset and liability - Disclosure of temporary difference unused tax losses and unused tax credits explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	S/ (136,126)	S/ (140,653)
Tax loss [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	32,403	22,400
Provision for loan portfolio and other provisions [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	4,479	3,859
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	212,594	200,241
Deferred service income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	2,621	5,386
Right-of-use assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	227	436
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	2,780	2,299
Others [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	20,221	15,402
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	24,752	16,793
Net unrealized gain from fluctuation in investments through other comprehensive income [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	360	4,542
Leveling of assets and liabilities [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(20,331)	(21,741)
Unrealized gain from derivatives [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	1,082	7,743
Deferred income from indirect credits (stand-by letters) [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	2,946	3,629
Modification of rescheduled loan cash flows [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	714	580
Deferred cost of POS affiliation and registration [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(14,383)	(22,708)
Deemed cost of fixed assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(1,118)	(2,950)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(58,056)	(56,481)
Interest of past-due and refinanced loans [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(170,965)	(149,111)
Amortization of intangible assets, net [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(63,783)	(76,149)
Higher value of intangibles generated by business combination
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(62,527)	(68,636)
Higher value of property, furniture and equipment and right-of-use generated by business combination
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(810)	(889)
Others [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(2,578)	(2,619)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(4,882)	(3,473)
Total Deferred Income Tax Asset Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability Asset	41,872	19,206
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	41,872	19,206
Total Deferred Income Tax Liability Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability Asset	(136,126)	(140,653)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	S/ (136,126)	S/ (140,653)